Azzad Ethical Fund Investment Risks - Azzad Ethical Fund	Nov. 01, 2024
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Principal risks of investing in the Ethical Fund

Although the Adviser makes every effort to achieve the Ethical Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Ethical Fund. The principal risks include:

❖	Medium-capitalization stocks held by the Ethical Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large-capitalization stocks. Medium-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

❖	Growth stocks can react differently to issuer, political, market, and economic developments than the market, and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

❖	Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Ethical Fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies.

❖	The stock market may fall in value, causing prices of stocks held by the Ethical Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

❖	At times, the Ethical Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Ethical Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

❖	Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

❖	The Ethical Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Ethical Fund may invest, as well as upon commonly used investment techniques. As a result, the Ethical Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

❖	The Ethical Fund is subject to management risk because it is an actively managed portfolio. The Adviser’s management practices, and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

❖	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Markets that the Ethical Fund invests can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the Ethical Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Ethical Fund if you are looking for long-term total return and are willing to accept the associated risks.

Investment Risks [Member]
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Although the Adviser makes every effort to achieve the Ethical Fund’s objective, the Adviser cannot guarantee it will attain that objective. You could lose money by investing in the Ethical Fund. The principal risks include:

❖	Medium-capitalization stocks held by the Ethical Fund could fall out of favor and returns would subsequently trail returns from the overall stock market. The performance of such stocks also could be more volatile than large-capitalization stocks. Medium-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

❖	Growth stocks can react differently to issuer, political, market, and economic developments than the market, and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

❖	Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Ethical Fund invests primarily in securities issued by mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by large companies. Medium-sized companies typically have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies.

❖	The stock market may fall in value, causing prices of stocks held by the Ethical Fund to fall. Stock prices fluctuate based on changes to a company’s financial condition, on overall market and economic conditions and on investors’ perception of a company’s soundness. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

❖	At times, the Ethical Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Ethical Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

❖	Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

❖	The Ethical Fund’s ethical investment restrictions do not allow investing in certain businesses, and there are broad limitations upon the types of securities or other instruments in which the Ethical Fund may invest, as well as upon commonly used investment techniques. As a result, the Ethical Fund will not be able to participate in strong performance from those businesses and may not be able to earn income comparable to other funds from non-invested assets.

❖	The Ethical Fund is subject to management risk because it is an actively managed portfolio. The Adviser’s management practices, and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation or depreciation potential.

❖	The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Markets that the Ethical Fund invests can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the Ethical Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

You should consider investing in the Ethical Fund if you are looking for long-term total return and are willing to accept the associated risks.

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Risk [Text Block]	You could lose money by investing in the Ethical Fund.